Nature of business and organization - Additional information (Details)				12 Months Ended
	May 10, 2019 USD ($) $ / shares shares	Jul. 02, 2018 CNY (¥) store	Jul. 02, 2018 USD ($) store	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	May 31, 2019	May 31, 2018
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01	$ 0.01
Proceeds from Issuance Initial Public Offering | $				$ 4,395,634	$ 0	$ 0
Initial public offering
Sale of Stock, Number of Shares Issued in Transaction | shares	1,172,360
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Sale of Stock, Price Per Share | $ / shares	$ 5.00
Gross Proceeds from Issuance Initial Public Offering | $	$ 5,861,800
Proceeds from Issuance Initial Public Offering | $	$ 4,400,000
One Major Shareholder [Member] | China Meitai
Ownership interest							97.74%	100.00%
China Meitai | Xiangtai Cayman
Ownership interest							62.73%	64.17%
CQ Pengmei
Number of Grocery Stores Operated | store		2	2
Business Combination, Consideration Transferred		¥ 5,949,052	$ 900,000